SCHEDULE OF CONCENTRATION OF RISK (Details) - Revenue Benchmark [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage		21.00%
Customer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	3.00%	17.00%
Customer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage	64.00%	15.00%
Customer D [Member]
Concentration Risk [Line Items]
Concentration risk percentage		10.00%
Customer E [Member]
Concentration Risk [Line Items]
Concentration risk percentage		10.00%
Customer F [Member]
Concentration Risk [Line Items]
Concentration risk percentage	23.00%
Suppliers AA [Member]
Concentration Risk [Line Items]
Concentration risk percentage	14.00%	61.00%
Suppliers BB [Member]
Concentration Risk [Line Items]
Concentration risk percentage	86.00%	39.00%